Risk Management - Additional Information (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of financial risk management [line items]
Foreign exchange gain (loss)	$ 210,191	$ (145,667)	$ 385,335	$ 403,922
Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	852,205		$ 852,205		$ 472,950
Exchange Rate Risks
Disclosure of financial risk management [line items]
Foreign exchange, percentage			10.00%
Foreign exchange gain (loss)			$ 330,363
Santander and HSBC | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	559,229		559,229		449,850
Other Financial Institutions | Liquidity Risk
Disclosure of financial risk management [line items]
Amount due to reverse factoring transactions	$ 292,976		$ 292,976		$ 23,100